Note 8 - Marketable Securities	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of financial assets [text block]

Note 8: Marketable securities

The marketable securities held by the Company were as follows:

Total
Balance at December 31, 2022	$582
Additions	1,619
Sale of marketable securities	(381)
Realized gain on disposition	293
Unrealized net loss	(947)
Balance at December 31, 2023	$1,166
Additions	1,300
Sale of marketable securities	(481)
Realized loss on disposition	(60)
Unrealized net gain	433
Balance at December 31, 2024	$2,358

On February 29, 2024, the Company acquired a 10.9% common share ownership of Sirios Resources Inc. (“Sirios”) for $1,300, as part of another transaction (note 11) to consolidate its Éléonore South project ownership. The 30,392,372 Sirios common shares had been acquired for investment purposes and the Company will evaluate its investment in Sirios on an ongoing basis with respect to any possible additional purchases or dispositions, whereupon any such marketable securities transactions are accounted for as of the trade date.

During the first quarter of 2024, Fury Gold sold an aggregate of 1,514,000 Sirios common shares, lowering its holdings to less than 9.9% as at December 31, 2024.

During the year ended December 31, 2023, the Company received 3,500,000 common shares of Ophir Gold Corp in respect of the sale of certain mineral claims in Quebec. Additionally, the Company received 650,000 Q2 Metals Corp common shares as settlement for a royalty extinguishment agreement which had nil carrying value at the time of the transaction as well as 1,237,216 Benz Mining Corp common shares as part of the 3rd option payment for the Eastmain Mine property agreement.

Purchases and sales of marketable securities are accounted for as of the trade date.